GMO U.S. Quality ETF Average Annual Total Returns		12 Months Ended	26 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	24.56%
U.S. Quality ETF
Prospectus [Line Items]
Average Annual Return, Percent		21.12%	23.35%
Performance Inception Date	Nov. 13, 2023
U.S. Quality ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.89%	23.11%
U.S. Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.64%	18.23%